STOCKHOLDERS’ EQUITY (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2023
Equity [Abstract]
SCHEDULE OF CUMULATIVE DIVIDENDS

Cumulative dividends earned as of October 31, 2023 and 2022 are set forth in the table below:

	Stockholders at Period End	Accumulated Dividends
Balance at October 31, 2021	35	$173,496
Issued	-	126,542
Converted	(35)	(300,038)
Balance at October 31, 2022	-	$-
Issued	-	-
Converted	-	-
Balance at October 31, 2023	-	$-

SCHEDULE OF FAIR VALUE OPTIONS ASSUMPTIONS

The fair value of the options granted during the periods presented, was estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	October 31, 2023	October 31, 2022
Risk-free interest rate	-	1.67%-2.99%
Dividend yield	-	0.00
Volatility factor	-	195%-198%
Weighted average expected life	-	10

SCHEDULE OF OPTION ACTIVITY

The table below presents option activity for the six months ended April 30, 2024:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate intrinsic value

Balance at October 31, 2023	1,112,923	10.84	6.64	16,889,060
Options exercised	-	-	-	-
Options granted	-	-	-	-
Options expired	-	-	-	-
Options forfeited	-	-	-	-
Balance at April 30, 2024	1,112,923	$10.84	6.14	$6,895,368

The table below presents option activity for the years ended October 31, 2023 and 2022:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate intrinsic value
Balance at October 31, 2021	1,085,769	$8.18	7.56	$1,395,000
Options exercised	-	-	-	-
Options granted	205,767	26.00	9.91	-
Options expired	-	-	-	-
Options forfeited	(167,460)	(13.00)	(8.9)	(2,247,140)
Balance at October 31, 2022	1,124,076	10.79	7.64	19,873,680
Options exercised	-	-	-	-
Options granted	-	-	-	-
Options expired	-	-	-	-
Options forfeited	(11,153)	(6.05)	(7.78)	-
Balance at October 31, 2023	1,112,923	$10.84	6.64	$16,889,060

SCHEDULE OF COMMON STOCK UNDERLYING OUTSTANDING WARRANTS

A summary of the Company’s common stock underlying the outstanding warrants as of April 30, 2024, is as follows:

	Underlying Number of Shares	Average Exercise Price	Weighted Average Life

Outstanding at October 31, 2023	444,454	20.56	1.65
Warrants A – Granted during the period	-	-	-
Warrants B – Granted during the period	-	-	-
Warrants A – Expired during the period	(33,077)	13.00	-
Warrants B – Expired during the period	-	-	-
Outstanding at April 30, 2024	411,377	$21.27	1.26

A summary of the Company’s common stock underlying the outstanding warrants as of October 31, 2023 and 2022 is as follows:

	Underlying Number of Shares	Average Exercise Price	Weighted Average Life
Outstanding – October 31, 2021	523,300	$19.50	3.32
Warrants A – Granted during the period	-	-	-
Warrants B – Granted during the period	-	-	-
Warrants A – Expired during the period	-	-	-
Warrants B – Expired during the period	-	-	-
Outstanding at October 31, 2022	523,300	19.50	2.32
Warrants A – Granted during the period	-	-	-
Warrants B – Granted during the period	-	-	-
Warrants A – Expired during the period	(78,846)	13.00	-
Warrants B – Expired during the period	-	-	-
Outstanding – October 31, 2023	444,454	$20.56	1.65